PROVISIONS FOR CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year	$ 1,945
Balance at end of year	1,179	$ 1,945
Contingencies
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year	1,945	650	$ 794
Additions	527	1,343	490
Additions related to business combinations (note 23)	0	817	0
Recovery	0	(344)	(253)
Utilization of provision for contingencies	(1,320)	(400)	(91)
Foreign exchange	27	(121)	(290)
Balance at end of year	$ 1,179	$ 1,945	$ 650